Remittance Dates:
September 21, 2009 through October 20, 2009

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 30, 2009 through June 29, 2010
Remittance Dates: September 21, 2009 through October 20, 2009

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 2,278,301.96	$ 2,266,172.29
2	Small General Service	$0.00565	per kWh	$ 169,415.75	$ 169,049.63
3	General Service	$0.00256	per kWh	$ 794,898.97	$ 794,454.63
4	Large General Service	$0.00153	per kWh	$ 194,055.22	$ 194,022.83
5	Large Industrial Power Service	$0.11132	per kW	$ 79,890.36	$ 79,890.36
6	Interruptible Service	$0.01950	per kW	$ 2,276.04	$ 2,276.04
7	Economic As-Available Service	$0.00047	per kWh	$ 13,702.69	$ 13,702.69
8	Standby and Maintenance Service	$0.01489	per kW	$ 7,469.97	$ 7,469.97
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 110,688.09	$ 108,942.63
10	Total			$ 3,650,699.05	$ 3,635,981.07

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service			$ -	$ -
14	Small General Service			$ -	$ -
15	General Service			$ -	$ -
16	Large General Service			$ -	$ -
17	Large Industrial Power Service			$ -	$ -
18	Interruptible Service			$ -	$ -
19	Economic As-Available Service			$ -	$ -
20	Standby and Maintenance Service			$ -	$ -
21	Street and Outdoor Lighting			$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,635,981.07
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,635,981.07

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of October 2009.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
October 21, 2009 through November 19, 2009

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	October 21, 2009 through November 19, 2009

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,787,840.74	$ 1,778,322.28
2	Small General Service	$0.00565	per kWh	$ 146,621.22	$ 146,304.36
3	General Service	$0.00256	per kWh	$ 732,740.08	$ 732,330.49
4	Large General Service	$0.00153	per kWh	$ 183,274.56	$ 183,243.94
5	Large Industrial Power Service	$0.11132	per kW	$ 79,302.07	$ 79,302.07
6	Interruptible Service	$0.01950	per kW	$ 2,179.57	$ 2,179.57
7	Economic As-Available Service	$0.00047	per kWh	$ 13,179.20	$ 13,179.20
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,186.99	$ 8,186.99
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 111,550.20	$ 109,791.18
10	Total			$ 3,064,874.63	$ 3,052,840.08

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service			$ -	$ -
14	Small General Service			$ -	$ -
15	General Service			$ -	$ -
16	Large General Service			$ -	$ -
17	Large Industrial Power Service			$ -	$ -
18	Interruptible Service			$ -	$ -
19	Economic As-Available Service			$ -	$ -
20	Standby and Maintenance Service			$ -	$ -
21	Street and Outdoor Lighting			$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,052,840.08
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,052,840.08

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of November 2009.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
November 20, 2009 through December 21, 2009

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	November 20, 2009 through December 21, 2009

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,359,124.16	$ 1,351,888.20
2	Small General Service	$0.00565	per kWh	$ 128,450.39	$ 128,172.80
3	General Service	$0.00256	per kWh	$ 649,704.75	$ 649,341.56
4	Large General Service	$0.00153	per kWh	$ 172,165.16	$ 172,136.39
5	Large Industrial Power Service	$0.11132	per kW	$ 79,311.21	$ 79,311.21
6	Interruptible Service	$0.01950	per kW	$ 2,213.07	$ 2,213.07
7	Economic As-Available Service	$0.00047	per kWh	$ 12,080.17	$ 12,080.17
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,150.27	$ 8,150.27
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 111,890.40	$ 110,125.99
10	Total			$ 2,523,089.58	$ 2,513,419.66

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service			$ -	$ -
14	Small General Service			$ -	$ -
15	General Service			$ -	$ -
16	Large General Service			$ -	$ -
17	Large Industrial Power Service			$ -	$ -
18	Interruptible Service			$ -	$ -
19	Economic As-Available Service			$ -	$ -
20	Standby and Maintenance Service			$ -	$ -
21	Street and Outdoor Lighting			$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,513,419.66
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,513,419.66

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of December 2009.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title:Senior Vice President and Chief Accounting Officer

Remittance Dates:
December 22, 2009 through January 21, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	December 22, 2009 through January 21, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,495,312.40	$ 1,487,351.34
2	Small General Service	$0.00565	per kWh	$ 134,915.18	$ 134,623.60
3	General Service	$0.00256	per kWh	$ 608,035.37	$ 607,695.50
4	Large General Service	$0.00153	per kWh	$ 171,058.25	$ 171,029.69
5	Large Industrial Power Service	$0.11132	per kW	$ 78,977.31	$ 78,977.31
6	Interruptible Service	$0.01950	per kW	$ 2,079.65	$ 2,079.65
7	Economic As-Available Service	$0.00047	per kWh	$ 11,491.09	$ 11,491.09
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,128.14	$ 8,128.14
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 111,962.78	$ 110,197.25
10	Total			$ 2,621,960.17	$ 2,611,573.57

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service			$ -	$ -
14	Small General Service			$ -	$ -
15	General Service			$ -	$ -
16	Large General Service			$ -	$ -
17	Large Industrial Power Service			$ -	$ -
18	Interruptible Service			$ -	$ -
19	Economic As-Available Service			$ -	$ -
20	Standby and Maintenance Service			$ -	$ -
21	Street and Outdoor Lighting			$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,611,573.57
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,611,573.57

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of January 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: _Senior Vice President and Chief Accounting Officer

Remittance Dates:
January 22, 2009 through February 22, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	January 22, 2009 through February 22, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 2,246,309.75	$ 2,234,350.40
2	Small General Service	$0.00565	per kWh	$ 183,201.11	$ 182,805.20
3	General Service	$0.00256	per kWh	$ 686,188.11	$ 685,804.53
4	Large General Service	$0.00153	per kWh	$ 174,313.44	$ 174,284.34
5	Large Industrial Power Service	$0.11132	per kW	$ 77,802.09	$ 77,802.09
6	Interruptible Service	$0.01950	per kW	$ 2,028.81	$ 2,028.81
7	Economic As-Available Service	$0.00047	per kWh	$ 9,760.87	$ 9,760.87
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,131.00	$ 8,131.00
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 112,628.00	$ 110,851.98
10	Total			$ 3,500,363.18	$ 3,485,819.22

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service			$ -	$ -
14	Small General Service			$ -	$ -
15	General Service			$ -	$ -
16	Large General Service			$ -	$ -
17	Large Industrial Power Service			$ -	$ -
18	Interruptible Service			$ -	$ -
19	Economic As-Available Service			$ -	$ -
20	Standby and Maintenance Service			$ -	$ -
21	Street and Outdoor Lighting			$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,485,819.22
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,485,819.22

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of February 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer

Remittance Dates:
February 23, 2010 through March 23, 2010

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2009 through June 29, 2010
		Remittance Dates:	February 23, 2010 through March 23, 2010

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00385	per kWh	$ 1,833,402.71	$ 1,823,641.68
2	Small General Service	$0.00565	per kWh	$ 159,664.56	$ 159,319.55
3	General Service	$0.00256	per kWh	$ 627,354.90	$ 627,004.22
4	Large General Service	$0.00153	per kWh	$ 160,536.98	$ 160,510.18
5	Large Industrial Power Service	$0.11132	per kW	$ 76,698.91	$ 76,698.91
6	Interruptible Service	$0.01950	per kW	$ 2,101.63	$ 2,101.63
7	Economic As-Available Service	$0.00047	per kWh	$ 15,205.33	$ 15,205.33
8	Standby and Maintenance Service	$0.01489	per kW	$ 8,126.31	$ 8,126.31
9	Street and Outdoor Lighting	$0.01813	per kWh	$ 117,357.57	$ 115,506.95
10	Total			$ 3,000,448.90	$ 2,988,114.76

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service			$ -	$ -
14	Small General Service			$ -	$ -
15	General Service			$ -	$ -
16	Large General Service			$ -	$ -
17	Large Industrial Power Service			$ -	$ -
18	Interruptible Service			$ -	$ -
19	Economic As-Available Service			$ -	$ -
20	Standby and Maintenance Service			$ -	$ -
21	Street and Outdoor Lighting			$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,988,114.76
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,988,114.76

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of March 2010.

ENTERGY TEXAS, INC., as Servicer
By /s/ Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief Accounting Officer